Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stock Options
Schedule of fair value of options granted
March 31, 2023
Risk free interest rate	3.58%
Stock volatility factor	101%-114%
Weighted average expected life of options	1.8-4.3 years
Expected dividend yield	0%

	Year-ended December 31, 2022	Year-ended December 31, 2021
Risk free interest rate	2.8%	-
Stock volatility factor	107%-118%	-
Weighted average expected life of options	2.5-5 years	-
Expected dividend yield	0%	-

Schedule of stock options activity
	Three Months Ended March 31, 2023		Three Months Ended March 31, 2022
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding, beginning of period	3,700,000	$0.22	-	-
Repricing	-	(0.12)	-	-

Outstanding, end of period	3,700,000	$0.10	-	-

	Year-ended December 31, 2022		Year-ended December 31, 2021
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding, beginning of year	-	-	-	-
Granted	3,700,000	$0.22	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-

Outstanding, end of year	3,700,000	$0.22	-	-

Schedule of stock options
Issue Date	Number	Price	Expiry Date	Outstanding at December 31, 2022	Weighted Average Remaining Contractual Life (in years)

May 26, 2022	3,700,000	$0.10	May 26, 2027	3,700,000	4.1

Issue Date	Number	Price	Expiry Date	Outstanding at December 31, 2022	Weighted Average Remaining Contractual Life (in years)

May 26, 2022	3,700,000	$0.22	May 26, 2027	3,700,000	4.40